GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Redeemable non-controlling interests at acquisition date			$ 1,533
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Total purchase price	$ 2,846
Purchase of interest (as a percent)	55.00%
Acquisition costs			67
Percentage of minority shareholder in put option	45.00%
Redeemable non-controlling interests at acquisition date	$ 1,533		$ 1,533